As filed with the Securities and Exchange Commission on May 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
March 31, 2013 (Unaudited)
		Shares	Market Value
Common Stocks - 78.7%			$6,694,067
(Cost $5,763,231)

ACCOMMODATION AND FOOD SERVICES - 0.9%			72,128
SONC	SONIC CORP.*	5,600	72,128

ADMINISTRATIVE SUPPORT - 0.2%			20,636
WNS	WNS HOLDINGS, LTD. - ADR*	1,400	20,636

AGRICULTURE, FORESTRY, FISHING AND HUNTING - 1.2%			102,009
PPC	PILGRIM'S PRIDE CORP.*	11,100	102,009

CONSTRUCTION - 0.3%			24,679
BXG	BLUEGREEN CORP.*	2,508	24,679

EDUCATIONAL SERVICES - 0.1%			12,456
CPLA	CAPELLA EDUCATION CO.*	400	12,456

FINANCE AND INSURANCE - 13.3%			1,132,940
PVD	ADMINISTRADORA DE FONDOS DE PENSIONES PROVIDA S.A. - ADR	200	21,300
AIG	AMERICAN INTERNATIONAL GROUP, INC.*	5,800	225,156
BAC	BANK OF AMERICA CORP.	3,800	46,284
BRK/B	BERKSHIRE HATHAWAY, INC. - CLASS B*	600	62,520
BOFI	BOFI HOLDING, INC.*	400	14,352
CLMS	CALAMOS ASSET MANAGEMENT, INC. - CLASS A	8,200	96,514
CI	CIGNA CORP.	1,400	87,318
DHIL	DIAMOND HILL INVESTMENT GROUP, INC.	1,400	108,934
FAF	FIRST AMERICAN FINANCIAL CORP.	1,000	25,570
GNW	GENWORTH FINANCIAL, INC.*	1,400	14,000
GCA	GLOBAL CASH ACCESS HOLDINGS, INC.*	2,800	19,740
HIG	HARTFORD FINANCIAL SERVICES GROUP, INC.	2,800	72,240
HCI	HOMEOWNERS CHOICE, INC.	800	21,800
JPM	JPMORGAN CHASE & CO.	800	37,968
MBI	MBIA, INC.*	2,200	22,594
MET	METLIFE, INC.	600	22,812
MS	MORGAN STANLEY	1,200	26,376
NFP	NATIONAL FINANCIAL PARTNERS CORP.*	800	17,944
NSM	NATIONSTAR MORTGAGE HOLDINGS, INC.*	400	14,760
SNFCA	SECURITY NATIONAL FINANCIAL CORP. - CLASS A*	3,635	26,099
STC	STEWART INFORMATION SERVICES CORP.	1,400	35,658
TMK	TORCHMARK CORP.	200	11,960
UNAM	UNICO AMERICAN CORP.	3,700	51,985
VPFG	VIEWPOINT FINANCIAL GROUP, INC.	600	12,066
WFC	WELLS FARGO & CO.	1,000	36,990

HEALTH CARE AND SOCIAL ASSISTANCE - 21.8%			1,853,184
CYH	COMMUNITY HEALTH SYSTEMS, INC.	400	18,956
DEPO	DEPOMED, INC.*	144,700	849,389
DVCR	DIVERSICARE HEALTHCARE SERVICES, INC.	2,198	11,716
FHCO	FEMALE HEALTH CO. (THE)	2,400	17,376
HITK	HI-TECH PHARMACAL CO., INC.	400	13,244
IMUC	IMMUNOCELLULAR THERAPEUTICS, LTD.*	104,000	284,960
MDCO	MEDICINES CO. (THE)*	600	20,052
NKTR	NEKTAR THERAPEUTICS*	21,400	235,400
NBIX	NEUROCINE BIOSCIENCES, INC.*	1,400	16,996
PSTI	PLURISTEM THERAPEUTICS, INC.*	5,300	16,271
PRAN	PRANA BIOTECHNOLOGY, LTD. - ADR*	113,112	254,502
TRIB	TRINITY BIOTECH PLC - ADR	6,200	104,656
USNA	USANA HEALTH SCIENCES, INC.*	200	9,666

INFORMATION - 8.0%			677,344
EGHT	8X8, INC.*	2,400	16,440
ANSS	ANSYS, INC.*	400	32,568
BRCD	BROCADE COMMUNICATIONS SYSTEMS, INC.*	5,400	31,158
CTXS	CITRIX SYSTEMS, INC.*	200	14,432
DTV	DIRECTV*	3,600	203,796
MSFT	MICROSOFT CORP.	3,800	108,718
MGAM	MULTIMEDIA GAMES HOLDING CO, INC.*	600	12,522
P	PANDORA MEDIA, INC.*	4,200	59,472
RP	REALPAGE, INC.*	600	12,426
S	SPRINT NEXTEL CORP.*	10,800	67,068
STRZA	STARZ - LIBERTY CAPITAL*	1,000	22,150
VOD	VODAFONE GROUP PLC - ADR	3,400	96,594

MANUFACTURING - 22.0%			1,870,072
ACW	ACCURIDE CORP.*	2,300	12,397
ALJ	ALON USA ENERGY, INC.	2,000	38,100
APFC	AMERICAN PACIFIC CORP.*	3,449	79,706
APEMY	APERAM	60	738
CVX	CHEVRON CORP.	200	23,764
CCU	CIA CERVECERIAS UNIDAS S.A. - ADR	300	9,924
COT	COTT CORP.	2,200	22,264
CREE	CREE, INC.*	400	21,884
CVI	CVR ENERGY, INC.	700	36,134
DOW	DOW CHEMICAL CO. (THE)	400	12,736
E	ENI SPA - ADR	200	8,978
XOM	EXXON MOBILE CORP.	100	9,011
FMX	FOMENTO ECONOMICO MEXICANO SAB DE CV - ADR	200	22,700
FIO	FUSION-IO, INC.*	1,600	26,192
GE	GENERAL ELECTRIC CO.	1,200	27,744
GM	GENERAL MOTORS CO.*	800	22,256
GGG	GRACO, INC.	200	11,606
HPQ	HEWLETT-PACKARD CO.	600	14,304
HFC	HOLLYFRONTIER CORP.	400	20,580
HY	HYSTER-YALE MATERIALS HANDLING, INC.	600	34,254
ITW	ILLINOIS TOOL WORKS, INC.	400	24,376
INTC	INTEL CORP.	1,000	21,850
JNJ	JOHNSON & JOHNSON	300	24,459
MPC	MARATHON PETROLEUM CORP.	2,400	215,040
MERC	MERCER INTERNATIONAL, INC.*	3,600	24,876
MHK	MOHAWK INDUSTRIES, INC.*	200	22,624
MNST	MONSTER BEVERAGE CORP.*	900	42,966
NRTLQ	NORTEL NETWORKS CORP.* 1	12	0
PDFS	PDF SOLUTIONS, INC.*	800	12,816
PSX	PHILLIPS 66	1,400	97,958
QUAD	QUAD/GRAPHICS, INC.	1,200	28,728
STJ	ST. JUDE MEDICAL, INC.	18,200	736,008
SWK	STANLEY BLACK & DECKER, INC.	200	16,194
RGR	STURM, RUGER & CO., INC.	400	20,292
TEAR	TEARLAB CORP.*	4,400	30,360
TESO	TESCO CORP.*	800	10,712
TSO	TESORO CORP.	1,300	76,115
ZBRA	ZEBRA TECHNOLOGIES CORP.*	200	9,426

MINING - 2.4%			206,751
ESV	ENSCO PLC - CLASS A	200	12,000
EPL	EPL OIL & GAS, INC.*	400	10,724
HAL	HALLIBURTON CO.	400	16,164
HEK	HECKMANN CORP.*	7,800	33,462
NEM	NEWMONT MINING CORP.	800	33,512
RRC	RANGE RESOURCES CORP.	200	16,208
RTK	RENTECH, INC.	7,000	16,450
RVM	REVETT MINERALS, INC.*	29,926	68,231

PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 1.0%			82,922
G	GENPACT, LTD.	1,000	18,190
GRVY	GRAVITY CO., LTD. - ADR	12,100	15,488
ICLR	ICON PLC*	600	19,374
VCI	VALASSIS COMMUNICATIONS, INC.	1,000	29,870

RETAIL TRADE - 4.7%			398,528
CHS	CHICO'S FAS, INC.	1,000	16,800
CVS	CVS CAREMARK CORP.	400	21,996
DK	DELEK US HOLDINGS, INC.	600	23,676
DG	DOLLAR GENERAL CORP.*	2,000	101,160
PSMT	PRICESMART, INC.	800	62,264
SWY	SAFEWAY, INC.	1,000	26,350
SAH	SONIC AUTOMOTIVE, INC. - CLASS A	2,800	62,048
SSI	STAGE STORES, INC.	1,000	25,880
TJX	TJX COS., INC.	200	9,350
WAG	WALGREEN CO.	400	19,072
WMT	WAL-MART STORES, INC.	400	29,932

TRANSPORTATION AND WAREHOUSING - 2.8%			240,418
ASR	GRUPO AEROPORTUARIO DEL SURESTE SAB DE CV - ADR	300	41,001
GSH	GUANGSHEN RAILWAY CO., LTD. - ADR	1,000	24,160
KSU	KANSAS CITY SOUTHERN	200	22,180
SFL	SHIP FINANCE INTERNATIONAL, LTD.	15	265
SKYW	SKYWEST, INC.	3,600	57,780
LCC	US AIRWAYS GROUP, INC.*	5,600	95,032

Preferred Stock - 0.2%			16,932
(Cost $12,002)

MANUFACTURING - 0.2%			16,932
ABV	CIA DE BEBIDAS DAS AMERICAS - ADR	400	16,932

PARTNERSHIPS & TRUSTS - 2.3%			196,942
(Cost $192,863)

FINANCE AND INSURANCE - 1.1%			94,276
AGNC	AMERICAN CAPITAL AGENCY CORP.	2,200	72,116
PCC	PMC COMMERCIAL TRUST	2,900	21,953
TELOZ	TEL OFFSHORE TRUST*	90	207

REAL ESTATE AND RENTAL AND LEASING - 0.8%			68,162
AVB	AVALONBAY COMMUNITIES, INC.	3	380
UMH	UMH PROPERTIES, INC.	6,600	67,782

RETAIL TRADE - 0.4%			34,504
SGU	STAR GAS PARTNERS, L.P.	7,600	34,504

INVESTMENT COMPANIES - 11.8%			1,006,749
(Cost $984,182)
ERX	DIREXION DAILY ENERGY BULL 3X SHARES*	800	53,080
TZA	DIREXION DAILY SMALL CAP BEAR 3X SHARES*	1,400	12,936
GDXJ	MARKET VECTORS JUNIOR GOLD MINERS ETF	2,000	33,480
PSQ	PROSHARES SHORT QQQ*	30,000	717,600
SQQQ	PROSHARES ULTRAPRO SHORT QQQ*	400	13,240
EUO	PROSHARES ULTRASHORT EURO*	5,000	100,000
SDS	PROSHARES ULTRASHORT S&P500*	200	8,814
XIV	VELOCITYSHARES DAILY INVERSE VIX SHORT TERM ETN*	2,900	67,599

SHORT-TERM INVESTMENT - 2.4%			203,155
(Cost $203,155)
HIGHMARK DIVERSIFIED MONEY MARKET FUND, 0.02%^		203,155	203,155

TOTAL INVESTMENT SECURITIES - 95.4%			8,117,845
(Cost $7,155,433)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%			394,929

NET ASSETS - 100.0%			$8,512,774

ADR -	American Depository Receipt
*	Non-income producing security.
^	Seven-day yield as of March 31, 2013
1	Market value of security is less than $1.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments		7,563,815
Gross unrealized appreciation		1,073,851
Gross unrealized depreciation		(519,821)
Net unrealized appreciation		$554,030

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$6,694,067	-	-	$6,694,067

PARTNERSHIPS & TRUSTS^	196,942	-	-	196,942

PREFERRED STOCKS^	16,932	-	-	16,932

INVESTMENT COMPANIES	1,006,749	-	-	1,006,749

SHORT-TERM INVESTMENT	203,155	-	-	203,155

TOTAL INVESTMENT SECURITIES	$8,117,845	$-	$-	$8,117,845

^ See Portfolio of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By           /s/ Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date            May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date           May 21, 2013